Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Estimated useful lives for current and comparative periods

• software:	3	years;

Estimated useful lives of property, plant and equipment

• leasehold improvements:	5-10	years;
• laboratory equipment:	5	years;
• other:	3-5	years.